Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2024, the Fund owned approximately 22% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 8.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	258,945	5,696,790
Verizon Communications, Inc.	151,729	6,814,149
		12,510,939
Entertainment 1.2%
Electronic Arts, Inc.	8,733	1,252,661
Live Nation Entertainment, Inc.*	5,707	624,859
Netflix, Inc.*	15,480	10,979,500
Take-Two Interactive Software, Inc.*	5,961	916,265
Walt Disney Co.	65,404	6,291,211
Warner Bros Discovery, Inc.*	80,923	667,615
		20,732,111
Interactive Media & Services 6.2%
Alphabet, Inc. "A"	211,400	35,060,690
Alphabet, Inc. "C"	173,584	29,021,509
Match Group, Inc.*	9,852	372,800
Meta Platforms, Inc. "A"	78,892	45,160,936
		109,615,935
Media 0.5%
Charter Communications, Inc. "A"*	3,546	1,149,188
Comcast Corp. "A"	138,830	5,798,929
Fox Corp. "A"	8,095	342,661
Fox Corp. "B"	4,681	181,623
Interpublic Group of Companies, Inc.	13,655	431,908
News Corp. "A"	14,118	375,962
News Corp. "B"	3,781	105,679
Omnicom Group, Inc.	7,242	748,751
Paramount Global "B"	21,678	230,220
		9,364,921
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	17,718	3,656,287
Consumer Discretionary 10.0%
Automobile Components 0.0%
Aptiv PLC*	9,629	693,384
BorgWarner, Inc.	7,888	286,256
		979,640
Automobiles 1.7%
Ford Motor Co.	140,422	1,482,857
General Motors Co.	40,282	1,806,245
Tesla, Inc.*	100,137	26,198,843
		29,487,945

Broadline Retail 3.6%
Amazon.com, Inc.*	337,289	62,847,060
eBay, Inc.	17,848	1,162,083
		64,009,143
Distributors 0.1%
Genuine Parts Co.	5,148	719,072
LKQ Corp.	9,792	390,897
Pool Corp.	1,426	537,317
		1,647,286
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. "A"*	15,740	1,995,989
Booking Holdings, Inc.	1,208	5,088,241
Caesars Entertainment, Inc.*	7,772	324,403
Carnival Corp.*	36,790	679,879
Chipotle Mexican Grill, Inc.*	49,149	2,831,965
Darden Restaurants, Inc.	4,272	701,163
Domino's Pizza, Inc.	1,243	534,664
Expedia Group, Inc.*	4,522	669,347
Hilton Worldwide Holdings, Inc.	8,821	2,033,241
Las Vegas Sands Corp.	12,829	645,812
Marriott International, Inc. "A"	8,373	2,081,528
McDonald's Corp.	25,971	7,908,429
MGM Resorts International*	8,443	330,037
Norwegian Cruise Line Holdings Ltd.*	15,563	319,197
Royal Caribbean Cruises Ltd.	8,449	1,498,515
Starbucks Corp.	40,826	3,980,127
Wynn Resorts Ltd.	3,432	329,060
Yum! Brands, Inc.	9,999	1,396,960
		33,348,557
Household Durables 0.4%
D.R. Horton, Inc.	10,512	2,005,374
Garmin Ltd.	5,674	998,794
Lennar Corp. "A"	8,622	1,616,453
Mohawk Industries, Inc.*	1,883	302,560
NVR, Inc.*	112	1,098,922
PulteGroup, Inc.	7,604	1,091,402
		7,113,505
Leisure Products 0.0%
Hasbro, Inc.	4,747	343,303
Specialty Retail 1.9%
AutoZone, Inc.*	611	1,924,674
Best Buy Co., Inc.	7,251	749,028
CarMax, Inc.*	5,764	446,018
Home Depot, Inc.	35,750	14,485,900
Lowe's Companies, Inc.	20,478	5,546,466
O'Reilly Automotive, Inc.*	2,081	2,396,480
Ross Stores, Inc.	11,894	1,790,166
TJX Companies, Inc.	40,699	4,783,761
Tractor Supply Co.	3,907	1,136,664
Ulta Beauty, Inc.*	1,736	675,512
		33,934,669
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	5,557	886,064
Lululemon Athletica, Inc.*	4,186	1,135,871
NIKE, Inc. "B"	43,229	3,821,443

Ralph Lauren Corp.	1,526	295,846
Tapestry, Inc.	8,045	377,954
		6,517,178
Consumer Staples 5.8%
Beverages 1.3%
Brown-Forman Corp. "B"	6,618	325,606
Coca-Cola Co.	139,923	10,054,867
Constellation Brands, Inc. "A"	5,583	1,438,683
Keurig Dr Pepper, Inc.	38,637	1,448,115
Molson Coors Beverage Co. "B"	6,395	367,840
Monster Beverage Corp.*	25,794	1,345,673
PepsiCo, Inc.	49,449	8,408,802
		23,389,586
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	16,017	14,199,391
Dollar General Corp.	8,163	690,345
Dollar Tree, Inc.*	7,304	513,617
Kroger Co.	24,300	1,392,390
Sysco Corp.	17,775	1,387,517
Target Corp.	16,643	2,593,978
Walgreens Boots Alliance, Inc.	26,981	241,750
Walmart, Inc.	156,991	12,677,023
		33,696,011
Food Products 0.7%
Archer-Daniels-Midland Co.	17,484	1,044,494
Bunge Global SA	5,141	496,826
Campbell Soup Co.	6,943	339,652
Conagra Brands, Inc.	17,024	553,620
General Mills, Inc.	19,895	1,469,246
Hormel Foods Corp.	10,491	332,565
Kellanova	9,916	800,320
Kraft Heinz Co.	32,349	1,135,773
Lamb Weston Holdings, Inc.	5,401	349,661
McCormick & Co., Inc.	9,119	750,494
Mondelez International, Inc. "A"	48,099	3,543,453
The Hershey Co.	5,376	1,031,009
The J.M. Smucker Co.	3,989	483,068
Tyson Foods, Inc. "A"	10,380	618,233
		12,948,414
Household Products 1.2%
Church & Dwight Co., Inc.	9,027	945,307
Clorox Co.	4,521	736,516
Colgate-Palmolive Co.	29,574	3,070,077
Kimberly-Clark Corp.	12,037	1,712,624
Procter & Gamble Co.	85,038	14,728,582
		21,193,106
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	8,626	859,926
Kenvue, Inc.	68,244	1,578,484
		2,438,410
Tobacco 0.6%
Altria Group, Inc.	61,466	3,137,225
Philip Morris International, Inc.	55,998	6,798,157
		9,935,382

Energy 3.3%
Energy Equipment & Services 0.3%
Baker Hughes Co.	36,280	1,311,522
Halliburton Co.	31,823	924,458
Schlumberger NV	50,945	2,137,143
		4,373,123
Oil, Gas & Consumable Fuels 3.0%
APA Corp.	13,708	335,298
Chevron Corp.	61,269	9,023,086
ConocoPhillips	41,780	4,398,598
Coterra Energy, Inc.	27,021	647,153
Devon Energy Corp.	22,516	880,826
Diamondback Energy, Inc.	6,763	1,165,941
EOG Resources, Inc.	20,367	2,503,715
EQT Corp.	22,096	809,597
Exxon Mobil Corp.	160,544	18,818,968
Hess Corp.	10,040	1,363,432
Kinder Morgan, Inc.	68,745	1,518,577
Marathon Oil Corp.	20,822	554,490
Marathon Petroleum Corp.	11,993	1,953,780
Occidental Petroleum Corp.	24,779	1,277,110
ONEOK, Inc.	20,841	1,899,240
Phillips 66	14,993	1,970,830
Targa Resources Corp.	7,969	1,179,492
Valero Energy Corp.	11,449	1,545,958
Williams Companies, Inc.	43,630	1,991,709
		53,837,800
Financials 12.8%
Banks 3.1%
Bank of America Corp.	243,077	9,645,295
Citigroup, Inc.	68,565	4,292,169
Citizens Financial Group, Inc.	16,325	670,468
Fifth Third Bancorp.	24,540	1,051,294
Huntington Bancshares, Inc.	53,665	788,875
JPMorgan Chase & Co.	102,637	21,642,038
KeyCorp.	34,418	576,501
M&T Bank Corp.	6,061	1,079,585
PNC Financial Services Group, Inc.	14,263	2,636,516
Regions Financial Corp.	33,192	774,369
Truist Financial Corp.	48,019	2,053,773
U.S. Bancorp.	55,657	2,545,195
Wells Fargo & Co.	122,784	6,936,068
		54,692,146
Capital Markets 3.0%
Ameriprise Financial, Inc.	3,576	1,680,041
Bank of New York Mellon Corp.	26,387	1,896,170
BlackRock, Inc.	5,023	4,769,389
Blackstone, Inc.	25,922	3,969,436
Cboe Global Markets, Inc.	3,818	782,194
Charles Schwab Corp.	53,622	3,475,242
CME Group, Inc.	12,928	2,852,563
FactSet Research Systems, Inc.	1,380	634,593
Franklin Resources, Inc.	11,385	229,408
Intercontinental Exchange, Inc.	20,590	3,307,578

Invesco Ltd.	16,455	288,950
KKR & Co., Inc.	24,523	3,202,213
MarketAxess Holdings, Inc.	1,396	357,655
Moody's Corp.	5,611	2,662,924
Morgan Stanley	44,846	4,674,747
MSCI, Inc.	2,807	1,636,284
Nasdaq, Inc.	15,228	1,111,796
Northern Trust Corp.	7,409	667,032
Raymond James Financial, Inc.	6,818	834,932
S&P Global, Inc.	11,543	5,963,345
State Street Corp.	10,817	956,980
T. Rowe Price Group, Inc.	8,160	888,869
The Goldman Sachs Group, Inc.	11,381	5,634,847
		52,477,188
Consumer Finance 0.5%
American Express Co.	20,261	5,494,783
Capital One Financial Corp.	13,702	2,051,600
Discover Financial Services	9,178	1,287,582
Synchrony Financial	14,307	713,633
		9,547,598
Financial Services 4.1%
Berkshire Hathaway, Inc. "B"*	66,167	30,454,024
Corpay, Inc.*	2,511	785,340
Fidelity National Information Services, Inc.	19,457	1,629,524
Fiserv, Inc.*	20,666	3,712,647
Global Payments, Inc.	9,415	964,284
Jack Henry & Associates, Inc.	2,669	471,185
Mastercard, Inc. "A"	29,758	14,694,501
PayPal Holdings, Inc.*	36,707	2,864,247
Visa, Inc. "A"	60,275	16,572,611
		72,148,363
Insurance 2.1%
Aflac, Inc.	18,160	2,030,288
Allstate Corp.	9,502	1,802,054
American International Group, Inc.	23,017	1,685,535
Aon PLC "A"	7,786	2,693,878
Arch Capital Group Ltd.*	13,349	1,493,486
Arthur J. Gallagher & Co.	7,861	2,211,850
Assurant, Inc.	1,902	378,232
Brown & Brown, Inc.	8,704	901,734
Chubb Ltd.	13,539	3,904,512
Cincinnati Financial Corp.	5,644	768,261
Erie Indemnity Co. "A"	911	491,776
Everest Group Ltd.	1,562	612,038
Globe Life, Inc.	3,184	337,217
Hartford Financial Services Group, Inc.	10,729	1,261,838
Loews Corp.	6,780	535,959
Marsh & McLennan Companies, Inc.	17,785	3,967,656
MetLife, Inc.	21,097	1,740,081
Principal Financial Group, Inc.	7,754	666,069
Progressive Corp.	21,201	5,379,966
Prudential Financial, Inc.	12,771	1,546,568
Travelers Companies, Inc.	8,172	1,913,229
W.R. Berkley Corp.	11,151	632,596
Willis Towers Watson PLC	3,709	1,092,412
		38,047,235

Health Care 11.5%
Biotechnology 1.9%
AbbVie, Inc.	63,798	12,598,829
Amgen, Inc.	19,337	6,230,575
Biogen, Inc.*	5,302	1,027,740
Gilead Sciences, Inc.	44,830	3,758,547
Incyte Corp.*	5,919	391,246
Moderna, Inc.*	12,354	825,618
Regeneron Pharmaceuticals, Inc.*	3,810	4,005,224
Vertex Pharmaceuticals, Inc.*	9,283	4,317,337
		33,155,116
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	62,587	7,135,544
Align Technology, Inc.*	2,587	657,926
Baxter International, Inc.	18,461	700,964
Becton Dickinson & Co.	10,406	2,508,887
Boston Scientific Corp.*	52,829	4,427,070
Cooper Companies, Inc.*	7,257	800,737
Dexcom, Inc.*	14,768	990,047
Edwards Lifesciences Corp.*	22,086	1,457,455
GE HealthCare Technologies, Inc.	16,485	1,547,117
Hologic, Inc.*	8,368	681,657
IDEXX Laboratories, Inc.*	2,944	1,487,368
Insulet Corp.*	2,558	595,375
Intuitive Surgical, Inc.*	12,782	6,279,413
Medtronic PLC	46,177	4,157,315
ResMed, Inc.	5,382	1,313,854
Solventum Corp.*	4,987	347,694
STERIS PLC	3,584	869,263
Stryker Corp.	12,342	4,458,671
Teleflex, Inc.	1,673	413,766
Zimmer Biomet Holdings, Inc.	7,402	799,046
		41,629,169
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	8,813	974,013
Cencora, Inc.	6,398	1,440,062
Centene Corp.*	19,378	1,458,776
Cigna Group	10,060	3,485,186
CVS Health Corp.	45,236	2,844,440
DaVita, Inc.*	1,678	275,074
Elevance Health, Inc.	8,351	4,342,520
HCA Healthcare, Inc.	6,667	2,709,669
Henry Schein, Inc.*	4,431	323,020
Humana, Inc.	4,378	1,386,688
Labcorp Holdings, Inc.	3,048	681,167
McKesson Corp.	4,657	2,302,514
Molina Healthcare, Inc.*	2,137	736,325
Quest Diagnostics, Inc.	4,160	645,840
UnitedHealth Group, Inc.	33,318	19,480,368
Universal Health Services, Inc. "B"	2,157	493,974
		43,579,636
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	10,723	1,592,151
Bio-Techne Corp.	5,782	462,155
Charles River Laboratories International, Inc.*	1,933	380,743
Danaher Corp.	23,175	6,443,113

IQVIA Holdings, Inc.*	6,312	1,495,755
Mettler-Toledo International, Inc.*	780	1,169,766
Revvity, Inc.	4,465	570,404
Thermo Fisher Scientific, Inc.	13,751	8,505,956
Waters Corp.*	2,158	776,643
West Pharmaceutical Services, Inc.	2,642	793,023
		22,189,709
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	73,021	3,778,107
Catalent, Inc.*	6,613	400,549
Eli Lilly & Co.	28,496	25,245,746
Johnson & Johnson	87,022	14,102,785
Merck & Co., Inc.	91,482	10,388,696
Pfizer, Inc.	203,842	5,899,187
Viatris, Inc.	42,898	498,046
Zoetis, Inc.	16,286	3,181,959
		63,495,075
Industrials 8.4%
Aerospace & Defense 1.9%
Axon Enterprise, Inc.*	2,653	1,060,139
Boeing Co.*	21,008	3,194,056
General Dynamics Corp.	9,246	2,794,141
General Electric Co.	39,117	7,376,684
Howmet Aerospace, Inc.	14,896	1,493,324
Huntington Ingalls Industries, Inc.	1,447	382,558
L3Harris Technologies, Inc.	6,821	1,622,511
Lockheed Martin Corp.	7,665	4,480,652
Northrop Grumman Corp.	4,937	2,607,082
RTX Corp.	48,034	5,819,799
Textron, Inc.	6,763	599,067
TransDigm Group, Inc.	2,013	2,872,813
		34,302,826
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	4,314	476,136
Expeditors International of Washington, Inc.	5,121	672,899
FedEx Corp.	8,074	2,209,692
United Parcel Service, Inc. "B"	26,269	3,581,516
		6,940,243
Building Products 0.6%
A.O. Smith Corp.	4,293	385,640
Allegion PLC	3,261	475,258
Builders FirstSource, Inc.*	4,254	824,681
Carrier Global Corp.	30,214	2,431,925
Johnson Controls International PLC	23,922	1,856,586
Masco Corp.	7,940	666,484
Trane Technologies PLC	8,114	3,154,155
		9,794,729
Commercial Services & Supplies 0.6%
Cintas Corp.	12,281	2,528,412
Copart, Inc.*	31,194	1,634,566
Republic Services, Inc.	7,251	1,456,291
Rollins, Inc.	10,270	519,457
Veralto Corp.	9,003	1,007,075
Waste Management, Inc.	13,127	2,725,165
		9,870,966

Construction & Engineering 0.1%
Quanta Services, Inc.	5,243	1,563,200
Electrical Equipment 0.7%
AMETEK, Inc.	8,259	1,418,153
Eaton Corp. PLC	14,294	4,737,603
Emerson Electric Co.	20,496	2,241,648
GE Vernova, Inc.*	9,926	2,530,932
Generac Holdings, Inc.*	2,106	334,601
Hubbell, Inc.	1,947	833,997
Rockwell Automation, Inc.	4,159	1,116,525
		13,213,459
Ground Transportation 1.0%
CSX Corp.	69,573	2,402,356
J.B. Hunt Transport Services, Inc.	2,927	504,410
Norfolk Southern Corp.	8,114	2,016,329
Old Dominion Freight Line, Inc.	6,888	1,368,232
Uber Technologies, Inc.*	75,704	5,689,913
Union Pacific Corp.	21,900	5,397,912
		17,379,152
Industrial Conglomerates 0.4%
3M Co.	19,805	2,707,344
Honeywell International, Inc.	23,475	4,852,517
		7,559,861
Machinery 1.7%
Caterpillar, Inc.	17,443	6,822,306
Cummins, Inc.	4,894	1,584,628
Deere & Co.	9,227	3,850,704
Dover Corp.	5,023	963,110
Fortive Corp.	12,801	1,010,383
IDEX Corp.	2,825	605,963
Illinois Tool Works, Inc.	9,689	2,539,196
Ingersoll Rand, Inc.	14,672	1,440,204
Nordson Corp.	2,039	535,503
Otis Worldwide Corp.	14,665	1,524,280
PACCAR, Inc.	18,752	1,850,447
Parker-Hannifin Corp.	4,598	2,905,108
Pentair PLC	5,994	586,153
Snap-on, Inc.	1,906	552,187
Stanley Black & Decker, Inc.	5,663	623,666
Westinghouse Air Brake Technologies Corp.	6,349	1,154,058
Xylem, Inc.	8,797	1,187,859
		29,735,755
Passenger Airlines 0.1%
Delta Air Lines, Inc.	23,357	1,186,302
Southwest Airlines Co.	21,578	639,356
United Airlines Holdings, Inc.*	12,327	703,379
		2,529,037
Professional Services 0.6%
Amentum Holdings, Inc.*	4,613	148,769
Automatic Data Processing, Inc.	14,669	4,059,352
Broadridge Financial Solutions, Inc.	4,251	914,093
Dayforce, Inc.*	5,829	357,026
Equifax, Inc.	4,521	1,328,541
Jacobs Solutions, Inc.	4,613	603,842
Leidos Holdings, Inc.	4,980	811,740

Paychex, Inc.	11,370	1,525,740
Paycom Software, Inc.	1,811	301,658
Verisk Analytics, Inc.	5,190	1,390,713
		11,441,474
Trading Companies & Distributors 0.3%
Fastenal Co.	21,024	1,501,534
United Rentals, Inc.	2,383	1,929,587
W.W. Grainger, Inc.	1,578	1,639,242
		5,070,363
Information Technology 31.3%
Communications Equipment 0.8%
Arista Networks, Inc.*	9,301	3,569,910
Cisco Systems, Inc.	145,123	7,723,446
F5, Inc.*	2,110	464,622
Juniper Networks, Inc.	12,229	476,686
Motorola Solutions, Inc.	6,019	2,706,323
		14,940,987
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	43,272	2,819,604
CDW Corp.	4,844	1,096,197
Corning, Inc.	28,000	1,264,200
Jabil, Inc.	4,130	494,898
Keysight Technologies, Inc.*	6,441	1,023,668
TE Connectivity PLC	10,910	1,647,301
Teledyne Technologies, Inc.*	1,708	747,523
Trimble, Inc.*	8,866	550,490
Zebra Technologies Corp. "A"*	1,856	687,314
		10,331,195
IT Services 1.1%
Accenture PLC "A"	22,570	7,978,043
Akamai Technologies, Inc.*	5,500	555,225
Cognizant Technology Solutions Corp. "A"	18,022	1,390,938
EPAM Systems, Inc.*	2,058	409,604
Gartner, Inc.*	2,830	1,434,131
GoDaddy, Inc. "A"*	5,125	803,497
International Business Machines Corp.	33,383	7,380,314
VeriSign, Inc.*	3,031	575,769
		20,527,521
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc.*	58,475	9,594,578
Analog Devices, Inc.	17,852	4,108,995
Applied Materials, Inc.	29,835	6,028,162
Broadcom, Inc.	168,130	29,002,425
Enphase Energy, Inc.*	4,935	557,754
First Solar, Inc.*	3,916	976,807
Intel Corp.	153,388	3,598,482
KLA Corp.	4,833	3,742,723
Lam Research Corp.	4,682	3,820,887
Microchip Technology, Inc.	19,024	1,527,437
Micron Technology, Inc.	39,877	4,135,644
Monolithic Power Systems, Inc.	1,741	1,609,554
NVIDIA Corp.	888,215	107,864,830
NXP Semiconductors NV	9,111	2,186,731
ON Semiconductor Corp.*	15,846	1,150,578
Qorvo, Inc.*	3,384	349,567

QUALCOMM, Inc.	40,212	6,838,051
Skyworks Solutions, Inc.	5,786	571,483
Teradyne, Inc.	6,033	808,000
Texas Instruments, Inc.	33,051	6,827,345
		195,300,033
Software 10.2%
Adobe, Inc.*	16,009	8,289,140
ANSYS, Inc.*	3,188	1,015,792
Autodesk, Inc.*	7,689	2,118,166
Cadence Design Systems, Inc.*	9,811	2,659,075
Crowdstrike Holdings, Inc. "A"*	8,333	2,337,157
Fair Isaac Corp.*	883	1,716,128
Fortinet, Inc.*	22,886	1,774,809
Gen Digital, Inc.	19,656	539,164
Intuit, Inc.	10,073	6,255,333
Microsoft Corp.	268,365	115,477,459
Oracle Corp.	57,888	9,864,115
Palantir Technologies, Inc. "A"*	72,678	2,703,622
Palo Alto Networks, Inc.*	11,677	3,991,199
PTC, Inc.*	4,315	779,548
Roper Technologies, Inc.	3,848	2,141,181
Salesforce, Inc.	34,991	9,577,387
ServiceNow, Inc.*	7,443	6,656,945
Synopsys, Inc.*	5,505	2,787,677
Tyler Technologies, Inc.*	1,553	906,517
		181,590,414
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	548,979	127,912,107
Dell Technologies, Inc. "C"	10,513	1,246,211
Hewlett Packard Enterprise Co.	47,150	964,689
HP, Inc.	35,709	1,280,882
NetApp, Inc.	7,497	925,954
Seagate Technology Holdings PLC	7,625	835,166
Super Micro Computer, Inc.*	1,850	770,340
Western Digital Corp.*	11,885	811,627
		134,746,976
Materials 2.2%
Chemicals 1.5%
Air Products & Chemicals, Inc.	8,007	2,384,004
Albemarle Corp.	4,135	391,626
Celanese Corp.	3,970	539,761
CF Industries Holdings, Inc.	6,702	575,032
Corteva, Inc.	25,236	1,483,625
Dow, Inc.	24,907	1,360,669
DuPont de Nemours, Inc.	15,211	1,355,452
Eastman Chemical Co.	4,265	477,467
Ecolab, Inc.	9,113	2,326,822
FMC Corp.	4,478	295,279
International Flavors & Fragrances, Inc.	9,258	971,442
Linde PLC	17,311	8,254,924
LyondellBasell Industries NV "A"	9,625	923,038
PPG Industries, Inc.	8,531	1,130,016
Sherwin-Williams Co.	8,351	3,187,326
The Mosaic Co.	11,253	301,355
		25,957,838

Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,231	1,200,836
Vulcan Materials Co.	4,803	1,202,815
		2,403,651
Containers & Packaging 0.2%
Amcor PLC	53,702	608,444
Avery Dennison Corp.	2,888	637,555
Ball Corp.	11,108	754,344
International Paper Co.	12,695	620,151
Packaging Corp. of America	3,251	700,265
Smurfit WestRock PLC	18,041	891,586
		4,212,345
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	51,349	2,563,342
Newmont Corp.	41,327	2,208,928
Nucor Corp.	8,690	1,306,455
Steel Dynamics, Inc.	5,245	661,290
		6,740,015
Real Estate 2.3%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,657	671,769
Healthpeak Properties, Inc.	25,836	590,869
Ventas, Inc.	15,118	969,517
Welltower, Inc.	20,803	2,663,408
		4,895,563
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	25,506	448,906
Industrial REITs 0.2%
Prologis, Inc.	33,291	4,203,987
Office REITs 0.0%
BXP, Inc.	5,344	429,978
Real Estate Management & Development 0.2%
CBRE Group, Inc. "A"*	11,003	1,369,654
CoStar Group, Inc.*	14,905	1,124,433
		2,494,087
Residential REITs 0.3%
AvalonBay Communities, Inc.	5,251	1,182,788
Camden Property Trust	3,947	487,573
Equity Residential	12,390	922,559
Essex Property Trust, Inc.	2,303	680,352
Invitation Homes, Inc.	20,815	733,937
Mid-America Apartment Communities, Inc.	4,181	664,361
UDR, Inc.	10,658	483,234
		5,154,804
Retail REITs 0.3%
Federal Realty Investment Trust	2,770	318,467
Kimco Realty Corp.	24,553	570,121
Realty Income Corp.	31,046	1,968,937
Regency Centers Corp.	6,084	439,447
Simon Property Group, Inc.	10,989	1,857,361
		5,154,333

Specialized REITs 1.0%
American Tower Corp.	16,788	3,904,217
Crown Castle, Inc.	15,580	1,848,255
Digital Realty Trust, Inc.	11,029	1,784,823
Equinix, Inc.	3,396	3,014,392
Extra Space Storage, Inc.	7,730	1,392,869
Iron Mountain, Inc.	10,719	1,273,739
Public Storage	5,660	2,059,504
SBA Communications Corp.	3,962	953,653
VICI Properties, Inc.	37,831	1,260,151
Weyerhaeuser Co.	26,428	894,852
		18,386,455
Utilities 2.5%
Electric Utilities 1.6%
Alliant Energy Corp.	9,248	561,261
American Electric Power Co., Inc.	19,116	1,961,302
Constellation Energy Corp.	11,299	2,937,966
Duke Energy Corp.	27,710	3,194,963
Edison International	13,931	1,213,251
Entergy Corp.	7,723	1,016,424
Evergy, Inc.	8,252	511,707
Eversource Energy	13,223	899,825
Exelon Corp.	36,425	1,477,034
FirstEnergy Corp.	18,649	827,083
NextEra Energy, Inc.	74,076	6,261,644
NRG Energy, Inc.	7,500	683,250
PG&E Corp.	75,900	1,500,543
Pinnacle West Capital Corp.	4,207	372,698
PPL Corp.	27,323	903,845
Southern Co.	39,295	3,543,623
Xcel Energy, Inc.	20,395	1,331,793
		29,198,212
Gas Utilities 0.0%
Atmos Energy Corp.	5,612	778,440
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	26,336	528,300
Vistra Corp.	12,557	1,488,507
		2,016,807
Multi-Utilities 0.7%
Ameren Corp.	9,858	862,181
CenterPoint Energy, Inc.	23,514	691,782
CMS Energy Corp.	10,999	776,859
Consolidated Edison, Inc.	12,588	1,310,788
Dominion Energy, Inc.	29,998	1,733,584
DTE Energy Co.	7,530	966,927
NiSource, Inc.	16,522	572,487
Public Service Enterprise Group, Inc.	17,722	1,580,980
Sempra	22,604	1,890,373
WEC Energy Group, Inc.	11,675	1,122,902
		11,508,863
Water Utilities 0.1%
American Water Works Co., Inc.	7,092	1,037,134
Total Common Stocks (Cost $357,965,480)		1,757,894,095

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.569% (a), 10/3/2024 (b) (Cost $1,014,739)	1,015,000	1,014,735

	Shares	Value ($)

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.93% (c) (Cost $18,312,177)	18,312,177	18,312,177

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $377,292,396)	99.9	1,777,221,007
Other Assets and Liabilities, Net	0.1	977,961
Net Assets	100.0	1,778,198,968
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (c) (d)
—	0 (e)	—	—	—	133	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.93% (c)
3,866,583	137,679,534	123,233,940	—	—	419,647	—	18,312,177	18,312,177
3,866,583	137,679,534	123,233,940	—	—	419,780	—	18,312,177	18,312,177

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At September 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

REIT: Real Estate Investment Trust
At September 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/20/2024	69	19,970,441	20,059,163	88,722

Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,757,894,095	$—	$—	$1,757,894,095
Government & Agency Obligations	—	1,014,735	—	1,014,735
Short-Term Investments	18,312,177	—	—	18,312,177
Derivatives (b)
Futures Contracts	88,722	—	—	88,722
Total	$1,776,294,994	$1,014,735	$—	$1,777,309,729

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DE500-PH3
R-080548-2 (1/25)